Derivative Instruments - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Derivative [Line Items]
Derivative weighted average fixed interest rate	2.10%
Weighted average remaining life of contracts	1 year 4 months 24 days
Unrealized gain (loss) on interest rate swap contracts	$ 1,500,000	$ 2,600,000	$ (600,000)
Realized loss on interest rate swap contracts	800,000	1,300,000	$ 1,900,000
Derivatives not accounted for as hedges
Derivative [Line Items]
Notional amount of derivatives	100,800,000	100,000,000
Interest rate swap contracts included in Accounts Receivable	400,000	0
Interest rate swap contracts included in Accounts Payable	0	1,100,000
Interest rate swap contracts
Derivative [Line Items]
Interest rate swap contracts included in Accounts Receivable	400,000
Interest rate swap contracts included in Accounts Payable		1,100,000
Interest rate swap contracts | Derivatives not accounted for as hedges
Derivative [Line Items]
Notional amount of derivatives	100,000,000	100,000,000
Interest rate swap contracts included in Accounts Receivable	400,000	0
Interest rate swap contracts included in Accounts Payable	0	1,100,000
Foreign currency forward contracts | Derivatives not accounted for as hedges
Derivative [Line Items]
Notional amount of derivatives	800,000	0
Interest rate swap contracts included in Accounts Receivable	0	0
Interest rate swap contracts included in Accounts Payable	0	0
Foreign currency forward contracts | Derivatives not accounted for as hedges | Cash flow hedging
Derivative [Line Items]
Unrealized gain associated with the forward contracts not designated as a cash flow hedging arrangement	$ 0	$ 0